Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2023
Mr. Szuhao Huang [Member]
Related Party Transaction [Line Items]
Name of Related Party	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu [Member]
Related Party Transaction [Line Items]
Name of Related Party	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company whose legal representative is Mrs. Xiangtao Yao